UNITED STATES
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER REPORT PURSUANT
TO SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934
X_Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
January 1st, 2023 to December 31st, 2023
Date of Report: April 2, 2025
Bryan T. Garcia, 860 563-0015

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

Central Index Key Number of depositor: 0001769078
SHREC ABS 1 LLC
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable): 0001769078 Bryan T. Garcia, 860 563-0015




REPRESENTATION AND WARRANTY INFORMATION
Item 1.02 Periodic Filing of Rule 15Ga-1
Representations and Warranties Disclosure
SHREC ABS 1 LLC has no activity to report for the year ended December 31, 2023, which it has indicated by checking the appropriate box on the cover of this Form ABS-15G. This form was inadvertently not filed by the due date as a result of staff turnover at the issuer.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned
hereunto duly authorized.
SHREC ABS 1 LLC Signed by its Manager_______
Date   4/2/2025_______________



_______ Signature
Name: Bryan T. Garcia
Title: President and CEO of the Connecticut Green Bank
Manager of SHREC ABS 1 LLC